SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Trade receivables	$ 14,469	$ 13,470
Allowance for doubtful accounts	0	0
Receivable from a franchisee	22,000	22,000
Employee retention credit receivable	27,190	27,190
VAT net receivable	0	0
Franchisee receivable	22,000	22,000
Cash and cash equivalents	107,837	324,493
Derivative liability	0	73,398
Right of use operating lease liabilities	562,000
Inventory	$ 12,545	$ 14,359